COMMON STOCK (Details Narrative)						1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	Mar. 18, 2025 USD ($)	Mar. 16, 2025 USD ($) $ / shares shares	Jan. 27, 2025 USD ($) $ / shares shares	Oct. 07, 2024 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	May 14, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Feb. 07, 2025 shares	Jul. 08, 2024 $ / shares shares	Nov. 21, 2023 $ / shares	Mar. 16, 2023 shares
Class of Stock [Line Items]
Common stock, shares authorized | shares							700,000,000			69,033,000	700,000,000
Preferred stock, shares authorized | shares							100,000,000				100,000,000
Ordinary shares, par value | $ / shares							$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued | shares							57,650,480			41,499,772	47,736,279
Common stock, shares outstanding | shares							57,650,480			41,499,772	47,736,279			47,736,650
Issuance of common stock					$ 90		$ 16,414				$ 268,998
Share price | $ / shares														$ 10.00
Finance charges											6,807,702
Commitment shares										3
Net proceeds							16,414			87	260,927
Make whole obligation							197,930				272,011
Legal fees							$ 212,935		84,653
Net proceeds											$ 10,075,002
Sponsor earnout shares, description							As part of the closing of the Business Combination, the Company issued 1,000,000 shares to Global Partner Sponsor II, LLC (the “Sponsor”). These shares are subject to vesting (or forfeiture) based on achieving certain trading price thresholds following the closing (“Sponsor Earnout Shares”). Fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $12.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $14.00 per share for a period of 20 trading days in a 30 trading day period. There are no service conditions or any requirement for the participants to provide goods or services in order to vest in the Sponsor Earnout Shares. Accordingly, we determined that the Sponsor Earnout Shares are not within the scope of ASC 718. The accounting for the Sponsor Earnout Shares was evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity”, and ASC Subtopic 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, to determine if the Sponsor Earnout Shares should be classified as a liability or within equity. As part of the analysis, it was determined that the Sponsor Earnout Shares subject to vesting are freestanding from other shares of Combined Company Common Stock held by the Sponsor and do not meet the criteria in ASC 815-40 to be considered indexed to the Combined Company Common Stock, due to the settlement provisions including a change in control component which could impact the number of the Sponsor Earnout Shares are ultimately settled for, which is not an input to a fixed-for-fixed option pricing model. As a result, the Sponsor Earnout Shares were classified as a liability. Subsequent changes in the fair value of the Sponsor Earnout shares will be reflected in the consolidated statement of operations				As part of the closing of the Business Combination, the Company issued 1,000,000 shares to Global Partner Sponsor II, LLC (the “Sponsor”). These shares are subject to vesting (or forfeiture) based on achieving certain trading price thresholds following the closing (“Sponsor Earnout Shares”). Fifty percent (50%) of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $12.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent (50%) of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $14.00 per share for a period of 20 trading days in a 30 trading day period. There are no service conditions or any requirement for the participants to provide goods or services in order to vest in the Sponsor Earnout Shares. Accordingly, we determined that the Sponsor Earnout Shares are not within the scope of ASC 718. The accounting for the Sponsor Earnout Shares was evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity”, and ASC Subtopic 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, to determine if the Sponsor Earnout Shares should be classified as a liability or within equity. As part of the analysis, it was determined that the Sponsor Earnout Shares subject to vesting are freestanding from other shares of Combined Company Common Stock held by the Sponsor and do not meet the criteria in ASC 815-40 to be considered indexed to the Combined Company Common Stock, due to the settlement provisions including a change in control component which could impact the number of the Sponsor Earnout Shares are ultimately settled for, which is not an input to a fixed-for-fixed option pricing model. As a result, the Sponsor Earnout Shares will be classified as a liability. Subsequent changes in the fair value of the Sponsor Earnout shares will be reflected in the consolidated statements of operations.
Sponsor earnout shares							$ 4,700	[1]		[2]	$ 532,700	[1],[2]
Aggregate gross proceeds							$ 5,750,400
Exercise price | $ / shares							$ 11.50				$ 11.50
Stock issuance costs		$ 2,108,480	$ 86,121								$ 32,601
Shares reserved for future issuance | shares											0					2,301,120
Other long-term liability							$ 343,000
Warrant [Member]
Class of Stock [Line Items]
Share price | $ / shares							$ 0.361
Common stock purchase warrants | shares		9,584,000
Exercise price | $ / shares		$ 0.70
Warrant, Exercise Price, Increase | $ / shares		$ 1.30
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term							5 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input							0.75
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input							0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input							0.0411
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock					$ 90						$ 6
Issuance of common stock, shares | shares					9,000,000		3,981				55,826
Commitment shares										$ 119
Sale of stock, price per share | $ / shares															$ 12.00
Shares reserved for future issuance | shares											1,150,560
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares reserved for future issuance | shares													500,000
IPO [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares											$ 0.0001
Issuance of common stock	$ 172,841		$ 1,159,331
Issuance of common stock, shares | shares			4,792,000								4,792,000
Common stock purchase warrants | shares		4,792,000
Sale of stock, price per share | $ / shares			$ 1.20								$ 1.20
Aggregate gross proceeds	$ 2,971,040	$ 2,971,040	$ 5,750,400								$ 5,750,400
Exercise price | $ / shares		$ 0.62	$ 1.30								$ 1.30
Cash fee percentage based on cash proceeds raised in offering	4.00%
IPO [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock purchase warrants | shares		4,792,000
Exercise price | $ / shares		$ 0.62
Maximum [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock purchase warrants | shares			4,792,000								4,792,000
Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock				$ 50,000,000
Common stock purchase agreement				Under the applicable Nasdaq rules, the Company may not issue to B. Riley Principal Capital II, LLC under the Purchase Agreement more than 9,569,701 shares of common stock, which number of shares is equal to 19.99% of the common shares outstanding immediately prior to the execution of the Purchase Agreement unless certain exceptions are met (the “Exchange Cap”). The purchase price of the shares of common stock will be determined by reference to the VWAP of the common stock during the applicable purchase date, less a fixed 3% discount to such VWAP. Additionally, B. Riley Principal Capital II, LLC cannot acquire shares that would result in its beneficial ownership exceeding 4.99% of Stardust Power’s outstanding shares. The Exchange Cap does not apply if the average share price exceeds $7.7020 per share but will remain in place if this threshold is not met and stockholder approval is not obtained. The Company evaluated this common stock purchase agreement to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting as a derivative. The Company has analyzed the terms of the freestanding purchased put right and has concluded that it had insignificant value as of December 31, 2024, and March 31, 2025
Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock							$ 3,981				$ 55,826
Net proceeds							$ 15,922				260,927
Purchase And Registration Rights Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares				63,694			3,981
Share price | $ / shares				$ 7.85
Commitment shares				$ 50,000,000
Finance charges				500,000
Commitment shares				500,000
Commitment shares				500,000
Net proceeds							$ 15,922
Make whole obligation							197,930				272,011
Legal fees				75,000
Paid upfront				25,000
Paid up front with held				$ 50,000
Commitment shares, description				If B. Riley Principal Capital II, LLC’s resale of the Commitment Shares yields less than $500,000 by specified dates, the Company may need to pay up to $500,000 in cash (the “make-whole obligation”)
Reselling shares, description				No cash payment will be made if B. Riley Principal Capital II, LLC’s net proceeds from reselling the shares meet or exceed $500,000.
Reselling shares exceed proceeds limit, description				If B. Riley Principal Capital II, LLC’s resale proceeds exceed $500,000, it will pay the Company 50% of the amount above $500,000.
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Legal fees									$ 5,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Ownership percentage				50.00%
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Commitment shares				$ 227,989			30,059				227,989
Net proceeds				500,000
Proceeds from issuance of common stock above				500,000
Commitment fee value				500,000
Make whole obligation				$ 272,011			469,941				272,011
Legal fees							$ 5,000
Purchase agreement fully with held											$ 50,000
Purchase price of shares acquired percentage				50.00%
Purchase And Registration Rights Agreement [Member] | B Riley [Member] | Minimum [Member]
Class of Stock [Line Items]
Commitment fee value				$ 500,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member] | Maximum [Member]
Class of Stock [Line Items]
Commitment fee value				$ 500,000
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares											55,826
Net proceeds											$ 260,927
K M X Licensing Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares reserved for future issuance | shares													500,000
K M X Licensing Agreements [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock						$ 500,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares											618,626
Common stock, shares outstanding | shares							192,584				618,626
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares											47,736,279
Common stock, shares outstanding | shares											47,736,279

[1]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our unaudited condensed consolidated statements of operations.
[2]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our consolidated statements of operations.